Offsets	Oct. 25, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	EastGroup Properties, Inc.
Form or Filing Type	S-3
File Number	333-268821
Initial Filing Date	Oct. 25, 2023
Fee Offset Claimed	$ 567.81
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,846,951.00
Termination / Withdrawal Statement	EastGroup Properties, Inc. (the "Company") has previously registered shares of its common stock, $0.0001 par value per share (the "Common Stock"), having an aggregate offering price of up to $750,000,000, offered by means of a 424(b)(5) prospectus supplement, dated October 25, 2023 (the "Prior Prospectus Supplement"), pursuant to a Registration Statement on Form S-3 (Registration No. 333-268821), filed with the Securities and Exchange Commission on December 16, 2022. In connection with the filing of the Prior Prospectus Supplement, the amount of the registration fee was $110,700, which the Company satisfied through a fee offset claim in the amount of $31,483.54 and a contemporaneous fee payment in the amount of $79,216.46. As of the date of this prospectus supplement, shares of Common Stock having an aggregate offering price of up to $3,846,951 remain unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $567.81 that has already been paid and remains unused with respect to the unsold shares of Common Stock previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is offset against the registration fee of $153,100 due for this offering. The remaining balance of the registration fee, $152,532.19, has been paid in connection with this offering. The registrant has terminated the offering that included the unsold shares of Common Stock under the Prior Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	EastGroup Properties, Inc.
Form or Filing Type	S-3
File Number	333-268821
Filing Date	Oct. 25, 2023
Fee Paid with Fee Offset Source	$ 79,216.46